Investments Securities and Derivatives - Summary of Investments Securities And Derivatives (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Investment securities and derivatives [abstract]
Total financial assets at FVTOCI	₸ 1,155,282	₸ 1,489,682
Total financial assets at FVTPL	22,464	17,149
Total financial assets at amortized cost	2,073	0
Total investment securities and derivatives	₸ 1,179,819	₸ 1,506,831